Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fixed maturities, available-for-sale, amortized cost	$ 7,716,912	$ 8,161,592
Common stock, par value	$ 100	$ 100
Common stock, shares authorized	30,000	30,000
Common stock, shares issued	25,000	25,000
Common stock, shares outstanding	25,000	25,000